Statement of Additional Information Supplement American Century ETF Trust
Supplement dated May 5, 2022 ■ Statement of Additional Information dated January 1, 2022

Tsuyoshi Ozaki no longer serves as a portfolio manager for American Century Low Volatility ETF.

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